Supplementary Financial Information (Schedule Of Employee Benefit Obligations And Other) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 1,973	$ 2,035	$ 2,092
Uncertain tax positions (including accrued interest)			3
Investment tax credits	8	10	12
Other	65	57	61
Total employee benefit obligations and other	$ 2,046	$ 2,102	$ 2,168